MMA-Q1

Quarterly Report
June 30, 2026
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport Revenue – 4.5%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$249,586
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	229,011
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,077,812
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,032,120
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,656,972
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,508,649
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,078,985
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,101,678
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	1,675,000	1,710,639
		$18,645,452
General Obligations - General Purpose – 12.2%
Berkley, MA, General Obligation, School Project Loan, BAM, 5.25%, 4/01/2055	$1,000,000	$1,065,239
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	705,000	659,667
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,740,000	1,621,845
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5.25%, 8/01/2028	2,225,000	2,354,043
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 4%, 5/01/2045	2,000,000	1,967,310
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2048	2,000,000	2,121,011
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2054	2,115,000	2,207,903
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 8/01/2053	2,930,000	3,068,615
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,060,109
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 8/01/2049	4,000,000	4,257,680
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 5%, 12/01/2047	1,000,000	1,077,607
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	343,525	374,864
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	143,685	145,543
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	282,284	284,750
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	110,848	111,225
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	150,711	146,727
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	516,737	473,322
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	184,909	135,485
Hingham, MA, General Obligation Municipal Purpose Loan, 4%, 2/01/2050	3,020,000	2,953,310
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,664,740
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,331,434
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	1,014,585
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	3,000,000	2,853,058
Peabody, MA, General Obligation Municipal Purpose Loan, 4%, 7/01/2046 (w)	1,615,000	1,593,723
Peabody, MA, General Obligation Municipal Purpose Loan, 4.125%, 7/01/2047 (w)	1,680,000	1,663,164
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	796,496
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	731,393
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	485,000	485,148
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	674,654
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	649,985
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	269,469
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	630,000	612,661
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	280,000	270,438
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	395,000	390,699
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	155,405
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,810,849
Wakefield, MA, General Obligation Purpose Loan, 5%, 8/15/2050	3,000,000	3,202,417
		$51,256,573
General Obligations - Schools – 2.2%
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$1,043,897
Nashoba, MA, Regional School District, General Obligation Project Loan, “70B”, 4%, 6/15/2045	3,010,000	2,974,726
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,258,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Tri-County, MA, Regional School District General Obligation Project Loan, “70B”, 4%, 6/01/2044	$4,000,000	$3,983,664
		$9,261,257
Healthcare Revenue - Hospitals – 17.3%
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	$1,960,000	$1,769,775
Massachusetts Development Finance Agency Rev. (Atrius Health), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,557,691
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,001,405
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2052	2,000,000	2,021,018
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “A”, 5.5%, 8/15/2050	3,000,000	3,207,332
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,000,694
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,027,146
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,025,480
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2043	2,855,000	2,907,749
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2048	3,115,000	3,140,222
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2036	635,000	666,679
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2037	850,000	890,033
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2038	700,000	731,265
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	2,000,000	2,141,116
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	2,000,000	2,159,522
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 4%, 3/01/2054	2,500,000	2,345,530
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 5.25%, 3/01/2054	3,000,000	3,182,089
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	2,690,000	2,715,410
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “Q”, 5.5%, 12/01/2051	2,000,000	2,173,440
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “Q”, 5.5%, 12/01/2056	2,000,000	2,148,848
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	3,000,000	3,118,843
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “F”, 5%, 7/01/2047	2,300,000	2,451,225
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), 6%, 10/01/2049	2,000,000	2,195,540
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046	1,000,000	1,088,493
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,503,786
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,479,453
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,299,948
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,850,797
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,010,112
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,004,273
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	5,179,704
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,837,863
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	2,006,610
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,075,000	3,787,985
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,000,000	1,864,175
		$72,491,251
Healthcare Revenue - Long Term Care – 1.6%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,065,000	$1,066,076
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	2,000,000	2,048,288
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	4
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	469,227
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	533,602
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	506,903
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	801,265
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,263,539
		$6,688,904
Industrial – 0.3%
Massachusetts Development Finance Agency Rev. (Boston University), “B-1”, 5%, 10/01/2046 (w)	$1,000,000	$1,091,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Land Development – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$15,047
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	31,000	31,567
		$46,614
Miscellaneous Revenue - Other – 2.9%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,034,349
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,032,941
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,027,157
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2049	2,095,000	2,120,379
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,180,000	1,222,545
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,068,104
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	950,935
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,519,092
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	1,140,000	1,157,985
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	140,482
		$12,273,969
Multi-Family Housing Revenue – 6.0%
Massachusetts Development Finance Agency Rev. (Green Bonds), “A-1”, 4.65%, 12/01/2046	$1,000,000	$1,005,017
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,003,464
Massachusetts Housing Finance Agency Rev., “B”, 4.125%, 12/01/2036	3,000,000	2,999,899
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	981,887
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,963,799
Massachusetts Housing Finance Agency, “A-1”, 4.55%, 12/01/2044	1,000,000	1,013,252
Massachusetts Housing Finance Agency, “A-1”, 4.7%, 12/01/2049	800,000	804,517
Massachusetts Housing Finance Agency, “A-1”, 4.8%, 12/01/2054	1,000,000	1,014,076
Massachusetts Housing Finance Agency, “C-1”, 4.85%, 12/01/2043	1,000,000	1,039,287
Massachusetts Housing Finance Agency, “C-1”, 5.1%, 12/01/2048	1,000,000	1,024,732
Massachusetts Housing Finance Agency, “C-1”, 5.2%, 12/01/2053	1,000,000	1,030,271
Massachusetts Housing Finance Agency, “C-1”, 5.125%, 12/01/2057	3,000,000	3,080,902
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	860,010
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,695,084
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,426,198
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	890,000	890,678
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,063,750	1,083,126
North Carolina, Housing Finance Agency (Multi-Family Mortgaged Back), FNMA, 4.45%, 5/01/2040	981,046	1,011,769
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	140,000	141,433
		$25,069,401
Sales & Excise Tax Revenue – 6.7%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$255,000	$248,998
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	1,999,812
Massachusetts Bay Transportation Authority, Senior Sales Tax, “B”, 5.25%, 7/01/2047	3,000,000	3,294,358
Massachusetts Bay Transportation Authority, Senior Sales Tax, “B”, 5.25%, 7/01/2055	4,000,000	4,288,708
Massachusetts Bay Transportation Authority, Senior Sales Tax, Capital Appreciation, “A”, 0%, 7/01/2030	1,465,000	1,298,620
Massachusetts School Building Authority, Subordinated Dedicated Sales Tax (Social Bonds), “A”, 5%, 2/15/2050	6,000,000	6,337,050
Massachusetts School Building Authority, Subordinated Dedicated Sales Tax, “A”, 5.25%, 2/15/2050	1,000,000	1,077,837
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	73,000	73,234
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	239,000	235,946
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,806,000	3,799,824
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	597,000	597,093
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	256,000	256,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	5,000	4,761
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,179,000	2,131,405
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	22,000	20,054
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,059,000	905,303
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,011,000	802,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	$475,000	$176,683
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	480,000	350,400
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024 (a)(d)(z)	360,000	324,000
		$28,222,415
Secondary Schools – 1.9%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	$290,000	$261,524
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,000,156
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	960,243
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	500,447
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,015,872
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,004,399
Massachusetts Development Finance Agency Rev. (Middlesex School), 4.25%, 7/01/2054	1,350,000	1,271,407
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	239,987
Massachusetts Development Finance Agency Rev. (Sabis International Charter School), 5%, 4/15/2033	1,790,000	1,790,458
		$8,044,493
Single Family Housing - State – 4.8%
Massachusetts Housing Finance Agency Rev. (Social Bonds), “B”, 4.8%, 12/01/2050	$3,000,000	$3,031,914
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	356,982
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	472,747
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	373,018
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	640,000	626,035
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	2,725,000	2,890,365
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.5%, 12/01/2044	1,250,000	1,250,274
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.7%, 12/01/2049	2,750,000	2,772,011
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.5%, 12/01/2049	630,000	630,604
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.55%, 12/01/2054	500,000	500,994
Massachusetts Housing Finance Agency, Single Family Housing Rev., “242”, GNMA, 4.75%, 12/01/2050	1,500,000	1,511,560
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,586,296
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.7%, 12/01/2033	500,000	527,209
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.75%, 12/01/2034	560,000	583,405
Massachusetts Housing Finance Agency, Single-Family Housing Rev., “253”, 4.75%, 12/01/2046	1,500,000	1,514,735
Massachusetts Housing Finance Agency, Single-Family Housing Rev., “253”, 6.25%, 12/01/2056	1,435,000	1,609,919
		$20,238,068
State & Local Agencies – 0.5%
Massachusetts College Building Authority, Project Rev. (State University Program), “A”, 5%, 5/01/2051	$1,095,000	$1,159,267
Massachusetts College Building Authority, Project Rev. (State University Program), “A”, 5.25%, 5/01/2056	1,000,000	1,069,148
		$2,228,415
Student Loan Revenue – 4.3%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,483,332
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,393,836
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2031	1,000,000	1,061,056
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	2,105,000	1,747,972
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,450,000	1,543,790
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	1,850,000	1,640,254
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	3,285,000	2,745,941
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	2,000,000	1,372,980
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,520,123
Massachusetts Educational Financing Authority, Education Loan Rev., “N”, 4.25%, 7/01/2032	1,130,000	1,144,495
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,185,000	1,154,118
		$17,807,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 0.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,670,000	$1,688,898
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	270,000	271,579
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	710,000	746,786
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	120,240
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	368,656
		$3,196,159
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,134,379
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	505,000	395,341
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	740,000	679,257
		$2,208,977
Toll Roads – 0.2%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., “B-1”, 5%, 1/01/2037	$1,000,000	$1,047,869
Transportation - Special Tax – 5.0%
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,854,921
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,047,013
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2053	4,000,000	4,199,122
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2049	3,000,000	3,162,306
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2048	5,000,000	5,359,853
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2049	2,000,000	2,134,259
		$20,757,474
Universities - Colleges – 16.9%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	$2,830,000	$2,223,086
Massachusetts Development Finance Agency Refunding Rev. (Boston College), “W”, 4.25%, 7/01/2055	3,850,000	3,680,231
Massachusetts Development Finance Agency Refunding Rev. (Boston University), “B-2”, 5%, 10/01/2048	2,000,000	2,132,642
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	3,015,000	3,131,730
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,755,203
Massachusetts Development Finance Agency Refunding Rev. (Emerson College), 5.25%, 1/01/2044	1,020,000	1,070,748
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2040	850,000	922,146
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2042	950,000	1,023,952
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 4.125%, 11/01/2043	1,250,000	1,205,438
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “G”, 5.25%, 11/01/2051	3,500,000	3,698,345
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	983,550
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	853,436
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	630,930
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	343,287
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,920,880
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2055	1,250,000	1,287,022
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	860,756
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	729,293
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,005,110
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	1,973,251
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,167,791
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	221,619
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	985,523
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,231,895
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	428,118
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	1,825,000	1,510,431
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,130,016
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2042	2,000,000	2,189,402
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5.25%, 10/01/2050	3,000,000	3,226,032
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	495,000	495,465
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	1,500,000	1,139,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	$1,000,000	$885,538
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,165,768
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2055	2,000,000	2,087,374
Massachusetts Development Finance Agency Rev. (Wellesley College), “N”, 5%, 7/01/2042	5,000,000	5,592,646
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	1,959,153
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,110,668
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,631,194
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,409,296
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,782,741
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,042,896
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	190,000	190,461
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	74,409
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	88,316
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	470,485
		$70,648,251
Universities - Dormitories – 0.6%
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	$1,300,000	$1,282,045
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	1,100,000	1,069,070
		$2,351,115
Utilities - Municipal Owned – 0.1%
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	$385,000	$389,523
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	35,230
		$424,753
Utilities - Other – 4.3%
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	$1,495,000	$1,610,918
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	1,770,000	1,861,623
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,250,000	2,382,567
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	1,280,000	1,335,673
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,290,982
Southeast Alabama Cooperative District, Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,930,407
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,167,093
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,353,447
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	885,000	887,888
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,079,553
		$17,900,151
Water & Sewer Utility Revenue – 3.2%
Massachusetts Clean Water Trust, State Revolving Fund (Green Bonds), “26B”, 5%, 2/01/2043	$1,000,000	$1,113,652
Massachusetts Clean Water Trust, State Revolving Fund (Green Bonds), “27”, 5%, 2/01/2048	4,000,000	4,322,093
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,319,453
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,323,975
Massachusetts Water Resources Authority, General Rev. (Green Bonds), “C”, 5.25%, 8/01/2056	3,000,000	3,234,326
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	471,332
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	819,134
		$13,603,965
Total Municipal Bonds		$405,505,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$559,732	$203,412
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$553,451	$397,793
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.67% (v)	6,915,108	$6,915,108

Other Assets, Less Liabilities – 1.4%		5,949,129
Net Assets – 100.0%		$418,970,647

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,915,108 and
$406,106,410, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,536,713, representing 0.8% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024	1/08/2021-10/05/2021	$323,566	$324,000
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$405,902,998	$—	$405,902,998
U.S. Corporate Bonds	—	203,412	—	203,412
Investment Companies	6,915,108	—	—	6,915,108
Total	$6,915,108	$406,106,410	$—	$413,021,518
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,805,463	$27,978,804	$27,869,058	$(226)	$125	$6,915,108

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$57,903	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
Massachusetts	84.4%
Puerto Rico	2.9%
Alabama	2.1%
Illinois	1.3%
New York	1.1%
California	1.0%
Tennessee	1.0%
Texas	0.7%
Connecticut	0.5%
Ohio	0.4%
Pennsylvania	0.4%
Minnesota	0.3%
New Hampshire	0.3%
New Jersey	0.3%
South Carolina	0.3%
U.S. Virgin Islands	0.3%
Guam	0.2%
North Carolina	0.2%
Wisconsin	0.2%
Colorado	0.1%
Virginia	0.1%
Washington DC	0.1%
Maryland (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.